Loans Receivable, Net (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Loans Receivable, Net [Line Items]
Interest rate	4.11%		4.11%
Notes receivable					$ 557,003
Interest received	$ 114,616		$ 114,616		40,100
Allowance for expected credit losses	$ 5,482	$ 1,414	$ 9,037	$ 1,414	69,581
Loans receivable					1,604,302
Allowance for expected credit losses					$ 1,225
Minimum [Member]
Loans Receivable, Net [Line Items]
Interest rate	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%
Loan rate	1 year		1 year
Maximum [Member]
Loans Receivable, Net [Line Items]
Interest rate	10.50%	10.50%	10.50%	10.50%	10.50%	10.00%
Loan rate	25 years		25 years
Hong Kong [Member] | Minimum [Member]
Loans Receivable, Net [Line Items]
Term loans					1 year
Hong Kong [Member] | Maximum [Member]
Loans Receivable, Net [Line Items]
Term loans					25 years
Loans and Finance Receivables [Member]
Loans Receivable, Net [Line Items]
Notes receivable	$ 1,670,118		$ 1,670,118